Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000011302 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[1],[2],[3]
C000011302 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[1],[2]
C000011302 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	46.00%	[1],[2]
C000011302 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%	[1],[2]
C000011302 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[1],[2]
C000011302 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
C000011302 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
C000011302 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1],[4]
C000011302 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[1],[4]
C000011302 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[1],[4]
C000011302 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%	[1],[4]
C000011302 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[1],[4]
C000011302 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[1],[4]
C000011302 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[1],[4]
C000011302 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1],[4]
C000011302 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1],[4]
C000038561 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[5],[6],[7]
C000038561 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[5],[6]
C000038561 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	46.00%	[5],[6]
C000038561 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%	[5],[6]
C000038561 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[5],[6]
C000038561 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[5],[6]
C000038561 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[5],[6]
C000038561 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[5],[8]
C000038561 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[5],[8]
C000038561 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[5],[8]
C000038561 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%	[5],[8]
C000038561 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[5],[8]
C000038561 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[5],[8]
C000038561 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[5],[8]
C000038561 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[5],[8]
C000038561 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[5],[8]
C000011299 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[9],[10],[11]
C000011299 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[9],[10]
C000011299 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	46.00%	[9],[10]
C000011299 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%	[9],[10]
C000011299 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[9],[10]
C000011299 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[9],[10]
C000011299 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[9],[10]
C000011299 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[9],[12]
C000011299 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[9],[12]
C000011299 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[9],[12]
C000011299 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%	[9],[12]
C000011299 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[9],[12]
C000011299 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[9],[12]
C000011299 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[9],[12]
C000011299 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[9],[12]
C000011299 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[9],[12]
C000038562 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[13],[14],[15]
C000038562 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[13],[14]
C000038562 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	46.00%	[13],[14]
C000038562 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%	[13],[14]
C000038562 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[13],[14]
C000038562 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[13],[14]
C000038562 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[13],[14]
C000038562 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[13],[16]
C000038562 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[13],[16]
C000038562 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[13],[16]
C000038562 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%	[13],[16]
C000038562 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[13],[16]
C000038562 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[13],[16]
C000038562 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[13],[16]
C000038562 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[13],[16]
C000038562 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[13],[16]
C000199773 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[17],[18],[19]
C000199773 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[17],[18]
C000199773 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	46.00%	[17],[18]
C000199773 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%	[17],[18]
C000199773 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[17],[18]
C000199773 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[17],[18]
C000199773 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[17],[18]
C000199773 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[17],[20]
C000199773 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[17],[20]
C000199773 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[17],[20]
C000199773 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%	[17],[20]
C000199773 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[17],[20]
C000199773 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[17],[20]
C000199773 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[17],[20]
C000199773 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[17],[20]
C000199773 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[17],[20]

[1]	Excludes short-term securities.
[2]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
[4]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[5]	Excludes short-term securities.
[6]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[7]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
[8]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[9]	Excludes short-term securities.
[10]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[11]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
[12]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[13]	Excludes short-term securities.
[14]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[15]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
[16]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[17]	Excludes short-term securities.
[18]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[19]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
[20]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.